UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant's telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1.                                   Schedule of Investments (filed herewith).

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Government Securities Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
INFORMATION TECHNOLOGY
SYSTEMS: SOFTWARE
5,000.000	MICROSOFT	128,650.00
		128,650.00	1.85
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
5,000.000	CITIZENS COMMUNICATIONS CO.	67,750.00
		67,750.00	0.97
UTILITIES
ELECTRIC UTILITIES
4,000.000	PPL CORPORATION	129,320.00
		129,320.00	1.86

TOTAL COMMON STOCK	(Cost: $290,889.80)	325,720.00	4.68

US GOVT SECURITIES
US GOVERNMENT AGENCY
US GOVERNMENT AGENCY
225,000.000	FED HOME LN MTG CORP 5.125% 03/10/14	223,762.50
100,000.000	FED HOME LN MTG CORP 5.25% 04/25/12	99,904.70
50,000.000	FED HOME LN MTG CORP 5.20% 05/09/13	49,843.55
100,000.000	FED HOME LN MTG CORP 5.45% 08/09/13	100,138.20
250,000.000	FED HOME LN MTG CORP 5.50% 09/22/14	250,018.75
45,000.000	FED HOME LN MTG CORP 5.35% 02/05/15	44,625.74
600,000.000	FED HOME LN MTG CORP 5.00% 12/23/11	597,053.40
150,000.000	FED HOME LN MTG CORP 5.15% 02/20/13	149,687.70
50,000.000	FED HOME LN MTG CORP 5.25% 02/18/14	49,799.95
200,000.000	FED HOME LN MTG CORP 5.05% 04/27/12	198,627.00
135,000.000	FED HOME LN MTG CORP 5.125% 05/13/13	134,342.14
250,000.000	FED HOME LN MTG CORP 5.00% 05/29/13	247,985.00
100,000.000	FED HOME LN MTG CORP 5.33% 09/03/13	99,922.80
218,000.000	FED HOME LN MTG CORP 5.25% 12/01/14	214,471.02
65,000.000	FED HOME LN MTG CORP 5.35% 01/27/15	64,886.19
25,000.000	FED HOME LN MTG CORP 5.00% 01/17/12	24,877.43
250,000.000	FED HOME LN MTG CORP 5.00% 12/29/11	248,787.00
50,000.000	FED HOME LN MTG CORP 5.50% 01/28/16	49,887.90
50,000.000	FED HOME LN MTG CORP 5.50% 12/30/14	50,001.40
37,500.000	FED HOME LOAN BANK 4.55% 5/26/09	37,287.30
100,000.000	FED HOME LOAN BANK 5.00% 12/03/12	99,255.00
44,912.281	FED HOME LOAN BANK 5.24% 12/17/12	44,782.27
115,000.000	FED HOME LOAN BANK 5.35% 05/09/12	114,874.19
100,000.000	FED HOME LOAN BANK 5.23% 09/01/11	100,186.70
180,000.000	FED HOME LOAN BANK 5.09% 10/22/12	178,946.82
536,363.640	FED HOME LOAN BANK 5.35% 12/24/12	535,944.20
100,000.000	FED HOME LOAN BANK 5.30% 12/03/13	99,057.60
100,000.000	FED NATL MTG ASSOC. 5.00% 12/08/11	99,576.00
300,000.000	FED NATL MTG ASSOC. 5.25% 12/26/12	300,156.90
50,000.000	FED NATL MTG ASSOC. 5.25% 01/28/13	49,970.50
112,000.000	FED NATL MTG ASSOC. 5.75% 11/07/17	112,012.99
75,000.000	FED NATL MTG ASSOC. 5.00% 02/27/13	74,039.93

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
200,000.000	FED NATL MTG ASSOC. 5.00% 08/24/12		198,959.60
50,000.000	FED NATL MTG ASSOC. 5.125% 02/27/13		49,819.10
535,000.000	FED NATL MTG ASSOC. 5.25% 01/28/13		534,955.06
150,000.000	FED NATL MTG ASSOC. 5.50% 06/09/15		148,528.65
50,000.000	FED NATL MTG ASSOC. 5.00% 03/23/12		49,762.45
100,000.000	FED NATL MTG ASSOC. 5.25% 02/13/14		98,200.10
30,000.000	FED NATL MTG ASSOC. 5.625% 02/28/12		30,369.18
48,000.000	FED NATL MTG ASSOC. 5.375% 08/23/12		48,011.14
300,000.000	FED NATL MTG ASSOC. 5.25% 01/21/14		297,198.30
70,000.000	FED HOME LOAN BANK 4.30% 05/05/09		69,249.25
			6,269,765.60	90.22

TOTAL US GOVT SECURITIES	(Cost: $6,299,894.38)		6,269,765.60	90.22

PREFERRED STOCK
DIVERSIFIED BANKS
3,000.000	HSBC HOLDINGS PLC 6.20% PFD A	*	74,700.00
4,000.000	ROYAL BK OF SCOTLAND 6.35% PFD N		101,640.00
			176,340.00	2.53
LIFE/HEALTH INSUR
4,000.000	METLIFE INC. 6.50% PFD	*	101,400.00
			101,400.00	1.46

TOTAL PREFERRED STOCK	(Cost: $275,000)		277,740.00	3.99

SHORT TERM INVESTMENTS
MONEY MARKET
6,664.700	UMB MONEY MARKET FIDUCIARY		6,664.70
			6,664.70	0.10

TOTAL SHORT TERM INVESTMENTS	(Cost: $6,664.70)		6,664.70	0.10

TOTAL INVESTMENTS	(Cost: $6,872,448.88)		6,879,890.30	98.99

OTHER ASSETS LESS LIABILITIES			69,856.60	1.01

TOTAL NET ASSETS			6,949,746.90	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Income and Equity Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
DISTRIBUTORS
1,000.000	GENUINE PARTS CO		42,900.00
			42,900.00	0.36
HOME IMPROVEMENT
1,000.000	HOME DEPOT, INC.		38,140.00
			38,140.00	0.32
CONSUMER STAPLES
COSMETIC/PERSONAL
1,000.000	PROCTER & GAMBLE CO.		59,460.00
			59,460.00	0.49
PACKAGED FOODS/MEATS
2,000.000	MCCORMICK		65,260.00
			65,260.00	0.54
ENERGY
INTEGRATED OIL & GAS
2,000.000	BRITISH PETROLEUM		141,700.00
3,000.000	MARATHON OIL CORP.		206,790.00
1,000.000	OCCIDENTAL PETROLEUM		85,430.00
			433,920.00	3.61
OIL & GAS DRILLING
1,000.000	ENCANA		58,310.00
1,000.000	ULTRA PETROLEUM	*	56,880.00
			115,190.00	0.95
OIL & GAS EXPLR/PROD
1,000.000	APACHE CORP.		75,220.00
2,000.000	BURLINGTON RESOURCES INC.		162,640.00
1,000.000	SPDR FUND-ENERGY		53,700.00
1,000.000	XTO ENERGY INC.		45,320.00
			336,880.00	2.81
OIL&GAS REF/MKT/TRAN
1,000.000	EL PASO ENERGY CORPORATION		13,900.00
			13,900.00	0.12
FINANCIALS
DIVERSIFIED BANKS
4,000.000	BANK OF AMERICA		168,400.00
2,000.000	WACHOVIA CORP		95,180.00
			263,580.00	2.19
MULTI LINE INSURANCE
2,000.000	AMERICAN INT’L GROUP INC.		123,920.00
			123,920.00	1.03
PROPERTY & CAS INSUR
500.000	CHUBB CORP.		44,775.00
			44,775.00	0.37
REAL ESTATE INV TRST
11,500.000	HOSPITALITY PROPERTIES		492,890.00
			492,890.00	4.09
REGIONAL BANKS
1,000.000	WILMINGTON TRUST CO		36,450.00
			36,450.00	0.30

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
THRIFTS&MTG FINANCE
2,000.000	WASHINGTON MUTUAL	78,440.00
		78,440.00	0.65
HEALTH CARE
PHARMACEUTICALS
3,000.000	JOHNSON & JOHNSON	189,840.00
5,000.000	PFIZER INC.	124,850.00
		314,690.00	2.62
INDUSTRIALS
AEROSPACE & DEFENSE
2,000.000	HONEYWELL INTERNATIONAL INC.	75,000.00
		75,000.00	0.62
INDUSTRIAL CONGLOMER
5,000.000	GENERAL ELECTRIC	168,350.00
2,000.000	TYCO INTERNATIONAL LTD.	55,700.00
		224,050.00	1.86
INFORMATION TECHNOLOGY
SYSTEMS: SOFTWARE
5,000.000	MICROSOFT	128,650.00
		128,650.00	1.07
MATERIALS
ALUMINUM
1,000.000	ALCOA INC.	24,420.00
		24,420.00	0.20
DIVERSIFIED CHEMICAL
1,000.000	E.I. DUPONT DE NEMOURS & CO.	39,170.00
		39,170.00	0.33
SPECIALTY CHEMICALS
2,000.000	INT. FLAVORS AND FRAGRANCES	71,280.00
		71,280.00	0.59
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
10,000.000	CITIZENS COMMUNICATIONS CO.	135,500.00
1,000.000	SBC COMMUNICATIONS	23,970.00
		159,470.00	1.33
UTILITIES
MULTI UTILITIES/POWR
1,000.000	DOMINION RESOURCES	86,140.00
1,000.000	DUKE ENERGY CORP.	29,170.00
1,000.000	MDU RESOURCES GROUP	35,650.00
1,000.000	PUBLIC SERVICE ENTERPRISE GROUP INC	64,360.00
		215,320.00	1.79

TOTAL COMMON STOCK	(Cost: $3,217,694.00)	3,397,755.00	28.24

CORPORATE BONDS
CONSUMER DISCRETIONARY
BROADCAST & CABLE TV
519,000.000	LIBERTY MEDIA CORP 7.75% 07/15/09	543,982.58
		543,982.58	4.52
GENL MERCHANDISE STR
435,000.000	DAYTON HUDSON CO. 8.60% 01/15/12	520,462.27
		520,462.27	4.33

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
HOTELS, RESORTS
160,000.000	MARRIOTT CORP 9.375% 06/15/07	168,302.08
		168,302.08	1.40
CONSUMER STAPLES
BREWERS
165,000.000	ANHEUSER-BUSCH 7.125% 07/01/17	174,582.21
		174,582.21	1.45
HYPERMKTS/SUPER CTRS
50,000.000	WAL-MART STORES 8.00% 09/15/06	51,451.00
		51,451.00	0.43
PACKAGED FOODS/MEATS
323,000.000	GERBER PRODUCTS 9.00% 10/15/06	334,365.08
		334,365.08	2.78
ENERGY
INTEGRATED OIL & GAS
361,000.000	OCCIDENTAL PETROLEUM 10.125% 09/15/09	433,579.05
170,000.000	TEXACO CAPITAL 8.625% 06/30/10	198,902.04
		632,481.09	5.25

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
FINANCIALS
CONSUMER FINANCE
150,000.000	GENL MOTORS ACCEPT CORP 6.125% 09/15/06	150,476.40
		150,476.40	1.25
DIVERSIFIED FINANCL
50,000.000	GENERAL ELECTRIC CAP 8.875% 05/15/09	56,614.25
371,000.000	GENERAL ELECTRIC CAP 8.125% 05/15/12	435,246.44
		491,860.69	4.09
LIFE/HEALTH INSUR
85,000.000	TRANSAMERICA CORP. 9.375% 03/01/08	93,104.58
		93,104.58	0.77
MULTI LINE INSURANCE
100,000.000	AMERICAN GENERAL FIN 5.875% 12/15/05	100,328.30
		100,328.30	0.83
SPECIALIZED FINANCE
118,000.000	ASSOCIATES CORP. NA 7.35% 05/15/06	120,082.23
		120,082.23	1.00
INDUSTRIALS
CONSTRUCTION & MACH
331,000.000	DEERE & COMPANY 8.95% 06/15/19	375,521.49
		375,521.49	3.12
RAILROADS & TRUCKING
135,000.000	NORFOLK SOUTHERN CRP 7.40% 09/15/06	138,789.86
		138,789.86	1.15
MATERIALS
DIVERSIFIED CHEMICAL
25,000.000	DOW CHEMICAL CO. 5.60% 11/15/09	25,234.35
		25,234.35	0.21
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
85,000.000	BELLSOUTH CAP 6.04% 11/15/26	87,260.07
445,110.790	BELLSOUTH TELECOMMUN 6.30% 12/15/15	464,261.25
35,000.000	SBC COMMUNICATIONS 6.590% 09/29/08	36,445.99
135,000.000	SBC COMMUNICATIONS 7.39% 05/24/10	146,701.26
50,000.000	WISCONSIN BELL 6.35% 12/01/26	53,391.75
		788,060.32	6.56
UTILITIES
ELECTRIC UTILITIES
255,000.000	COMMMONWEALTH EDISON 8.00% 05/15/08	273,623.93
		273,623.93	2.27
GAS UTILITIES
150,000.000	PIEDMONT NATURAL GAS 7.80% 09/29/10	168,464.40
		168,464.40	1.40
MULTI UTILITIES/POWR
75,000.000	PENN POWER & LT 6.55% 03/01/06	75,623.78
119,000.000	POTOMAC ELEC. POWER 5.875% 10/15/08	122,634.14
128,000.000	PUB SVC ELEC & GAS 6.25% 01/01/07	130,527.23
525,000.000	PUB SVC ELEC & GAS 6.75% 03/01/06	529,676.70
		858,461.85	7.15

TOTAL CORPORATE BOND	(Cost: $6,138,920.21)	6009634.71	49.96

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
CONVERTIBLE CORPORATE BONDS
FINANCIALS
DIVERSIFIED BANKS
25,000.000	ABN AMRO BANK NV CNV 11.50% 10/14/05		25,050.00
15,000.000	ABN AMRO BANK NV CNV 9.50% 12/08/05		15,097.50
64,000.000	ABN AMRO BANK NV CNV 9.25% 12/09/05		48,384.00
20,000.000	ABN AMRO BANK NV CNV 10.00% 03/02/06		19,640.00
125,000.000	BARCLAYS BANK PLC CNV 7.00% 06/22/06		125,000.00
9,000.000	SG STRUCTURED CNV 8.00% 11/23/05		9,098.10
24,000.000	SG STRUCTURED CNV 10.00% 12/22/05		24,177.60
			266,447.20	2.21

TOTAL CONVERTIBLE CORPORATE BONDS	(Cost: $281,242.13)		266,447.20	2.21

US GOVT SECURITIES
US GOVERNMENT AGENCY
100,000.000	FED HOME LN MTG CORP 4.125% 09/01/09		98,576.60
150,000.000	FED HOME LN MTG CORP 5.125% 08/06/13		149,239.65
50,000.000	FED HOME LN MTG CORP 5.00% 09/10/12		49,643.05
200,000.000	FED HOME LN MTG CORP 5.00% 12/23/11		199,017.80
250,000.000	FED HOME LN MTG CORP 5.50% 09/22/14		250,018.75
33,000.000	FED HOME LN MTG CORP 5.125% 03/10/14		32,818.50
50,000.000	FED HOME LOAN BANK 5.375% 09/07/12		50,024.95
230,000.000	FED HOME LOAN BANK 5.05% 02/14/13		228,507.76
100,000.000	FED NATL MTG ASSOC. 5.00% 01/27/12		99,484.80
75,000.000	FED NATL MTG ASSOC. 5.00% 03/11/13		74,395.88
100,000.000	FED NATL MTG ASSOC. 5.50% 11/17/14		100,022.70
100,000.000	FED NATL MTG ASSOC. 5.00% 03/23/12		99,524.90
			1,431,275.34	11.90

TOTAL US GOVT SECURITIES	(Cost: $1,436,998.02)		1,431,275.34	11.90

PREFERRED STOCK
FINANCIALS
DIVERSIFIED BANKS
2,000.000	BAC TRUST VIII 6.00% PFD	*	49,000.00
7,000.000	HSBC HOLDINGS PLC 6.20% PFD A	*	174,300.00
			223,300.00	1.86
LIFE/HEALTH INSUR
3,000.000	METLIFE INC. 6.50% PFD	*	76,050.00
3,500.000	PHOENIX COMPANIES INC. 7.45% 01/15/32 PFD	*	88,690.00
			164,740.00	1.37
REAL ESTATE INV TRST
3,700.000	PRICE LEGACY CORP. 6.82% PFD A		56,240.00
			56,240.00	0.47
REGIONAL BANKS
7,000.000	FIRST BANCORP PUERTO RICO 7.40% PFD C	*	182,000.00
			182,000.00	1.51

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
TOTAL PREFERRED STOCK	(Cost: $633,448.00)	626280.00	5.21

SHORT TERM INVESTMENTS
MONEY MARKET
SHORT-TERM
212,731.120	UMB MONEY MARKET FIDUCIARY	212,731.12
		212,731.12	1.77

TOTAL SHORT TERM INVESTMENTS	(Cost: $212,731.12)	212,731.12	1.77

TOTAL INVESTMENTS	(Cost: $11,921,033.48)	11,944,123.37	99.29

OTHER ASSETS LESS LIABILITIES		85,791.18	0.71

TOTAL NET ASSETS		12,029,914.55	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Balanced Fund

Quantity or Principal	Description		Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
ADVERTISING
40,000.000	INTERPUBLIC GROUP	*	465,600.00
			465,600.00	1.20
BROADCAST & CABLE TV
3,000.000	DISCOVERY HOLDING CO	*	43,290.00
7,200.000	LIBERTY GLOBAL	*	194,976.00
7,200.000	LIBERTY GLOBAL C	*	185,400.00
			423,666.00	1.09
MOVIES/ENTERTAINMENT
10,000.000	DISNEY		241,300.00
30,000.000	LIBERTY MEDIA GROUP	*	241,500.00
18,000.000	TIME WARNER		325,980.00
7,500.000	VIACOM INC		247,575.00
			1,056,355.00	2.72
SPECIALTY STORES
10,000.000	MICHAELS STORES INC		330,600.00
			330,600.00	0.86
CONSUMER STAPLES
SOFT DRINKS
9,000.000	CADBURY SCHWEPPES		366,570.00
12,000.000	COCA-COLA		518,280.00
			884,850.00	2.29
ENERGY
INTEGRATED OIL & GAS
12,000.000	BRITISH PETROLEUM		850,200.00
6,000.000	CONOCOPHILLIPS		419,460.00
			1,269,660.00	3.30
OIL & GAS EQUIP/SERV
6,000.000	COOPER CAMERON	*	443,580.00
			443,580.00	1.15
OIL & GAS EXPLR/PROD
20,000.000	DEVON ENERGY CORP.		1,372,800.00
15,000.000	SUNCOR ENERGY INC		907,950.00
			2,280,750.00	5.91
OIL&GAS REF/MKT/TRAN
30,000.000	WILLIAMS COMPANIES INC.		751,500.00
			751,500.00	1.94
FINANCIALS
DIVERSIFIED BANKS
35,000.000	BANCO LATINAMERICANO DE EXPORTACIONES		594,300.00
			594,300.00	1.54
LIFE/HEALTH INSUR
7,500.000	METLIFE, INC.		373,725.00
			373,725.00	0.97
MULTI LINE INSURANCE
5.000	BERKSHIRE HATHAWAY INC. - CL A	*	410,000.00
			410,000.00	1.06
PROPERTY & CAS INSUR
4,000.000	CHUBB CORP.		358,200.00
			358,200.00	0.93

Quantity or Principal	Description	Current $ Value **	% of Net Assets
REAL ESTATE INV TRST
7,158.000	PROLOGIS	317,170.98
		317,170.98	0.82
SPECIALIZED FINANCE
10,000.000	MOODYS CORPORATION	510,800.00
		510,800.00	1.32
THRIFTS&MTG FINANCE
6,000.000	FED HOME LN MTG ASSOC.	338,760.00
7,500.000	WASHINGTON MUTUAL	294,150.00
		632,910.00	1.64

Quantity or Principal	Description		Current $ Value **	% of Net Assets
HEALTH CARE
BIOTECHNOLOGY
16,000.000	CAMBREX CORP		303,360.00
			303,360.00	0.78
HEALTH CARE EQUIP
12,000.000	PERKIN ELMER		244,440.00
			244,440.00	0.63
HEALTH CARE SERVICES
20,000.000	INVERNESS MEDICAL INNOVATIONS INC	*	530,600.00
			530,600.00	1.37
PHARMACEUTICALS
15,000.000	BRISTOL-MYERS SQUIBB CO.		360,900.00
5,000.000	JOHNSON & JOHNSON		316,400.00
15,000.000	MYLAN LABORATORIES INC		288,900.00
20,000.000	PFIZER INC.		499,400.00
10,000.000	PHARMACEUTICAL RESOURCES INC.	*	266,200.00
8,000.000	WYETH		370,160.00
			2,101,960.00	5.45
INDUSTRIALS
AEROSPACE & DEFENSE
7,500.000	BOEING COMPANY		509,625.00
15,000.000	CUBIC CORP.		256,800.00
			766,425.00	1.98
COMMERCIAL PRINTING
5,000.000	R H DONNELLEY CORP	*	316,300.00
			316,300.00	0.82
DIVERSIFIED COML SRV
15,000.000	GATX CORPORATION		593,250.00
16,000.000	H & R BLOCK		383,680.00
			976,930.00	2.52
ELECTRICAL COMPON/EQ
25,000.000	GRAFTECH INTL. LTD	*	135,750.00
			135,750.00	0.35
INDUSTRIAL CONGLOMER
15,000.000	GENERAL ELECTRIC		505,050.00
15,000.000	TYCO INTERNATIONAL LTD.		417,750.00
			922,800.00	2.39
INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
10,000.000	REYNOLDS & REYNOLDS		274,100.00
			274,100.00	0.71
COMMUNICATIONS EQUIP
100,000.000	LUCENT TECHNOLOGIES	*	325,000.00
30,000.000	NOKIA CORP - ADR A		507,300.00
			832,300.00	2.15
COMPUTER STORAGE/PER
15,000.000	SANDISK CORP.	*	723,750.00
			723,750.00	1.87
DATA PROCESSING SRV
6,000.000	AUTOMATIC DATA PROCESSING		258,240.00
			258,240.00	0.67
SYSTEMS: SOFTWARE
20,000.000	MICROSOFT		514,600.00
			514,600.00	1.33

Quantity or Principal	Description		Current $ Value **	% of Net Assets
MATERIALS
FOREST PRODUCTS
10,683.000	RAYONIER INC.		615,554.46
			615,554.46	1.59
DIVERSIFD METAL/MNG
4,000.000	RIO TINTO PLC		657,200.00
			657,200.00	1.70
SPECIALTY CHEMICALS
10,000.000	CABOT MICRO ELECTRONICS INC.	*	293,800.00
			293,800.00	0.76
STEEL
8,000.000	RELIANCE STEEL		423,440.00
			423,440.00	1.10
UTILITIES
ELECTRIC UTILITIES
10,000.000	ALLETE INC.		458,100.00
			458,100.00	1.19
MULTI UTILITIES/POWR
17,500.000	DUKE ENERGY CORP.		510,475.00
			510,475.00	1.32

TOTAL COMMON STOCK	(Cost: $15,087,535.06)		22,963,791.44	59.42

CORPORATE BONDS
CONSUMER DISCRETIONARY
AUTO PARTS & EQUIP
100,000.000	BORG WARNER 8.00% 10/01/19		117,188.70
130,000.000	DANA CORP 6.5% 03/01/09		118,649.44
			235,838.14	0.61
GENL MERCHANDISE STR
141,000.000	DAYTON HUDSON CO. 8.60% 01/15/12		168,701.56
			168,701.56	0.44
HOME FURNISHINGS
110,000.000	WHIRLPOOL CORP 9.10% 02/01/08		119,064.55
			119,064.55	0.31
CONSUMER STAPLES
DISTILLERS & VINTNER
310,000.000	SEAGRAMS & SONS 7% 4/15/08		316,182.02
			316,182.02	0.82
FOOD : RETAIL
371,000.000	SAFEWAY INC 9.30% 02/01/07		388,733.06
200,000.000	SAFEWAY INC. 7% 09/15/07		207,428.80
			596,161.86	1.55
PACKAGED FOODS/MEATS
794,000.000	GERBER PRODUCTS 9.00% 10/15/06		821,937.68
			821,937.68	2.13
ENERGY
INTEGRATED OIL & GAS
501,000.000	ATLANTIC RICHFIELD 9.125% 03/01/11		602,616.83
541,000.000	ENRON OIL & GAS 6.00% 12/15/08		557,318.18
686,000.000	OCCIDENTAL PETROLEUM 10.125% 09/15/09		823,920.30

Quantity or Principal	Description	Current $ Value **	% of Net Assets
199,000.000	PHILLIPS PETE 7.125% 03/15/28	211,155.12
		2,195,010.43	5.67
OIL & GAS EXPLR/PROD
124,000.000	DEVON ENERGY COR 0.125% 11/15/09	146,331.04
		146,331.04	0.38
OIL&GAS REF/MKT/TRAN
289,000.000	KINDER MORGAN 6.50% 09/01/13	302,005.00
		302,005.00	0.78
FINANCIALS
CONSUMER FINANCE
500,000.000	GENL MOTORS ACCEPT CORP 6.75% 01/15/06	502,614.00
		502,614.00	1.30
DIVERSIFIED FINANCL
269,000.000	GENERAL ELECTRIC CAP 8.125% 05/15/12	315,583.00
		315,583.00	0.82
FINANCIAL SERVICES,
505,000.000	NATIONAL RURAL UTIL 5.70% 01/15/10	524,046.58
		524,046.58	1.36
LIFE/HEALTH INSUR
435,000.000	OLD REPUBLIC INTL 7.00% 06/15/07	449,709.52
325,000.000	TRANSAMERICA CORP. 9.375% 03/01/08	355,988.10
		805,697.62	2.08
SPECIALIZED FINANCE
155,000.000	BENEFICIAL CORP. 8.40% 05/15/08	168,433.39
		168,433.39	0.44

Quantity or Principal	Description	Current $ Value **	% of Net Assets
HEALTH CARE
HEALTH CARE EQUIP
380,000.000	MALLINCKRODT 6.50% 11/15/07	390,972.88
		390,972.88	1.01
HEALTH CARE SUPPLIES
443,000.000	BAUSCH & LOMB 7.125% 08/01/2028	477,304.15
		477,304.15	1.23
MANAGED HEALTH CARE
100,000.000	CIGNA CORP. 7.40% 05/15/07	104,002.00
		104,002.00	0.27
INDUSTRIALS
CONSTRUCTION & MACH
336,000.000	DEERE & COMPANY 8.95% 06/15/19	381,194.02
		381,194.02	0.99
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
321,000.000	AT&T CORP 8.35% 01/15/25	331,432.50
505,042.500	BELLSOUTH TELECOMMUN 6.30% 12/15/15	526,771.46
305,000.000	GTE HAWAIIAN TEL 7.00% 02/01/06	305,000.00
100,000.000	GTE SOUTH INC. 6.125% 06/15/07	101,903.00
400,000.000	GTE SOUTH INC. 6.00% 02/15/08	408,962.80
		1,674,069.76	4.32
UTILITIES
ELECTRIC UTILITIES
240,000.000	CAROLINA POWER&LIGHT 6.80% 08/15/07	248,711.28
		248,711.28	0.64
MULTI UTILITIES/POWR
200,000.000	FLORIDA PWR & LT 6.0% 06/01/08	207,016.20
476,000.000	NIAGARA MOHAWK POWER 9.75% 11/01/05	477,911.62
250,000.000	NORTHWESTERN CORP 7.00% 08/15/23	255,000.00
150,000.000	POTOMAC ELEC. POWER 6.25% 10/15/07	154,342.05
55,000.000	POTOMAC ELEC. POWER 6.50% 03/15/08	57,221.78
155,000.000	POTOMAC ELEC. POWER 5.875% 10/15/08	159,733.55
49,280.879	RELIANT ENER MID ATL 9.237% 07/02/17	55,235.99
		1,366,461.19	3.54

TOTAL CORPORATE BOND	(Cost: $11,950,716.82)	11,860,322.15	30.69

US GOVT SECURITIES
US GOVERNMENT AGENCY
200,000.000	FED HOME LOAN BANK 4.46% 10/28/09	198,321.80
		198,321.80	0.51
US TREASURY BILL
2,000,000.000	US TREASURY BILL 12/22/05	1,985,102.01
		1,985,102.01	5.14

TOTAL US GOVT SECURITIES	(Cost: $2,185,102.01)	2,183,423.81	5.65

Quantity or Principal	Description	Current $ Value **	% of Net Assets
SHORT TERM INVESTMENTS
MONEY MARKET
SHORT-TERM
1,532,050.020	UMB MONEY MARKET FIDUCIARY	1,532,050.02
		1,532,050.02	3.96

TOTAL SHORT TERM INVESTMENTS	(Cost: $1,532,050.02)	1,532,050.02	3.96

TOTAL INVESTMENTS	(Cost: $30,755,403.91)	38,539,587.42	99.72

OTHER ASSETS LESS LIABILITIES		109,593.09	0.28

TOTAL NET ASSETS		38,649,180.51	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Growth Fund

Quantity or Principal	Description		Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
HOME IMPROVEMENT
500.000	HOME DEPOT, INC.		19,070.00
			19,070.00	0.64
RESTAURANTS
1,125.000	APPLEBEE’S INTL		23,276.25
			23,276.25	0.78
SPECIALTY STORES
1,000.000	LINENS ‘ N THINGS INC.	*	26,700.00
			26,700.00	0.89
ENERGY
INTEGRATED OIL & GAS
1,000.000	BRITISH PETROLEUM		70,850.00
400.000	EXXON MOBIL CORP.		25,416.00
2,000.000	MARATHON OIL CORP		137,860.00
1,000.000	OCCIDENTAL PETROLEUM		85,430.00
			319,556.00	10.69
OIL & GAS DRILLING
1,000.000	ENCANA		58,310.00
1,000.000	ULTRA PETROLEUM	*	56,880.00
			115,190.00	3.85
OIL & GAS EQUIP/SERV
1,500.000	CARBO CERAMICS INC.		98,985.00
5,000.000	MITCHAM INDUSTRIES INC.	*	57,000.00
			155,985.00	5.22
OIL & GAS EXPLR/PROD
2,000.000	APACHE CORP.		150,440.00
2,000.000	BURLINGTON RESOURCES INC.		162,640.00
1,000.000	SPDR FUND-ENERGY		53,700.00
1,000.000	XTO ENERGY INC.		45,320.00
			412,100.00	13.80
FINANCIALS
DIVERSIFIED BANKS
161.000	HSBC HOLDING PLC		13,078.03
			13,078.03	0.44
HEALTH CARE
BIOTECHNOLOGY
500.000	CAMBREX CORP		9,480.00
			9,480.00	0.32
HEALTH CARE EQUIP
500.000	BECTON DICKINSON		26,215.00
2,000.000	ST. JUDE MEDICAL INC	*	93,600.00
2,000.000	ZIMMER HOLDINGS INC.	*	137,780.00
1,935.000	CAREMARK RX INC.	*	96,614.55
1,000.000	QUEST DIAGNOSTICS, INC.		50,540.00
			404,749.55	13.54
MANAGED HEALTH CARE
3,000.000	AMERICA SVC GROUP	*	49,770.00
1,000.000	UNITED HEALTH GROUP INC.		56,200.00
1,500.000	WELLPOINT	*	113,730.00
			219,700.00	7.36

Quantity or Principal	Description	Current $ Value **	% of Net Assets
PHARMACEUTICALS
1,200.000	JOHNSON & JOHNSON	75,936.00
3,100.000	NATURE’S SUNSHINE	72,044.00
1,200.000	PFIZER INC.	29,964.00
		177,944.00	5.95
THRIFTS&MTG FINANCE
2,000.000	SOVEREIGN BANCORP INC	44,080.00
		44,080.00	1.48

Quantity or Principal	Description		Current $ Value **	% of Net Assets
INDUSTRIALS
AEROSPACE & DEFENSE
1,000.000	BOEING COMPANY		67,950.00
1,000.000	HONEYWELL INTERNATIONAL INC.		37,500.00
			105,450.00	3.53
BUILDING PRODUCTS
2,000.000	ELKCORP		71,540.00
			71,540.00	2.39
INDUSTRIAL CONGLOMER
2,000.000	GENERAL ELECTRIC		67,340.00
1,000.000	TYCO INTERNATIONAL LTD.		27,850.00
			95,190.00	3.18
INDUSTRIAL MACHINERY
300.000	ITT INDUSTRIES		34,080.00
			34,080.00	1.14
INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
2,000.000	INTERVOICE INC	*	18,020.00
			18,020.00	0.60
COMMUNICATIONS EQUIP
1,000.000	ANDREW CORP.	*	11,150.00
1,500.000	CISCO SYSTEMS INC.	*	26,895.00
1,000.000	QUALCOMM INC.		44,750.00
			82,795.00	2.77
COMPUTER HARDWARE
200.000	INTL. BUSINESS MACHINES CORP.		16,044.00
			16,044.00	0.54
COMPUTER STORAGE/PER
1,500.000	SEAGATE TECHNOLOGY	*	23,775.00
			23,775.00	0.80
ELECTRONIC EQ MANUF
3,000.000	ITRON INC.	*	136,980.00
			136,980.00	4.58
SEMICONDUCTORS
1,000.000	INTEL CORPORATION		24,650.00
			24,650.00	0.82
SYSTEMS: SOFTWARE
2,000.000	MICROSOFT		51,460.00
2,000.000	ORACLE CORPORATION	*	24,780.00
			76,240.00	2.55
MATERIALS
FOREST PRODUCTS
1,000.000	LOUISIANA PACIFIC CORP.		27,690.00
			27,690.00	0.93
SPECIALTY CHEMICALS
1,000.000	LYONDELL CHEMICAL CO		28,620.00
			28,620.00	0.96
STEEL
2,000.000	COMMERCIAL METALS CO		67,480.00
500.000	US STEEL		21,175.00
			88,655.00	2.97

Quantity or Principal	Description	Current $ Value **	% of Net Assets
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
5,000.000	CITIZENS COMMUNICATIONS CO.	67,750.00
		67,750.00	2.27

TOTAL COMMON STOCK	(Cost: $2,402,194.61)	2,838,387.83	94.99

Quantity or Principal	Description	Current $ Value **	% of Net Assets
SHORT TERM INVESTMENTS
MONEY MARKET
SHORT-TERM
160,667.550	UMB MONEY MARKET FIDUCIARY	160,667.55
		160,667.55	5.38

TOTAL SHORT TERM INVESTMENTS	(Cost: $160,667.55)	160,667.55	5.38

TOTAL INVESTMENTS	(Cost: $2,562,862.16)	2,999,055.38	100.37

OTHER ASSETS LESS LIABILITIES		(11,114.18)	(0.37)

TOTAL NET ASSETS		2,987,941.20	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Multi-Cap Value Fund

Quantity or Principal	Description		Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
HOME IMPROVEMENT
6,000.000	HOME DEPOT, INC.		228,840.00
			228,840.00	2.24
CONSUMER STAPLES
HYPERMKTS/SUPER CTRS
6,000.000	WAL-MART STORES INC.		262,920.00
			262,920.00	2.57
ENERGY
INTEGRATED OIL & GAS
6,000.000	CHEVRONTEXACO CORP		388,380.00
6,000.000	MARATHON OIL CORP		413,580.00
4,000.000	ROYAL DUTCH SHELL A		262,560.00
			1,064,520.00	10.39
OIL & GAS EQUIP/SERV
33,400.000	MITCHAM INDUSTRIES INC.	*	380,760.00
			380,760.00	3.72
OIL & GAS EXPLR/PROD
3,500.000	APACHE CORP.		263,270.00
			263,270.00	2.57
OIL&GAS REF/MKT/TRAN
13,000.000	MARITRANS INC.		416,000.00
			416,000.00	4.05
FINANCIALS
DIVERSIFIED BANKS
3,500.000	BANK OF AMERICA		147,350.00
			147,350.00	1.44
DIVERSIFIED FINANCL
5,000.000	CITIGROUP INC.		227,600.00
			227,600.00	2.22
FINANCIAL SERVICES
7,000.000	MBNA CORP.		172,480.00
			172,480.00	1.69
INVESTMENT BANK/BRKG
2,500.000	GOLDMAN SACHS GROUP INC		303,950.00
			303,950.00	2.97
MULTI LINE INSURANCE
5,000.000	AMERICAN INT’L GROUP INC.		309,800.00
			309,800.00	3.03
THRIFTS&MTG FINANCE
7,500.000	WASHINGTON MUTUAL		294,150.00
			294,150.00	2.87
HEALTH CARE
BIOTECHNOLOGY
4,200.000	AMGEN INC.	*	334,614.00
8,500.000	BIOGEN IDEC	*	335,580.00
			670,194.00	6.55
HEALTH CARE EQUIP
9,000.000	BOSTON SCIENTIFIC CO	*	210,330.00
4,200.000	ZIMMER HOLDINGS INC.	*	289,338.00
			499,668.00	4.88

Quantity or Principal	Description		Current $ Value **	% of Net Assets
PHARMACEUTICALS
10,000.000	ENDO PHARMACEUTICALS	*	266,700.00
12,500.000	PFIZER INC.		312,125.00
12,000.000	SCHERING-PLOUGH CORP COM. STOCK		252,600.00
			831,425.00	8.13
INDUSTRIALS
AEROSPACE & DEFENSE
5,000.000	HONEYWELL INTERNATIONAL INC.		187,500.00
			187,500.00	1.83
BUILDING PRODUCTS
10,000.000	ELKCORP		357,700.00
			357,700.00	3.49
ELECTRICAL COMPON/EQ
20,000.000	METROLOGIC INSTRUMTS	*	363,800.00
70,000.000	GRAFTECH INTL. LTD	*	380,100.00
			743,900.00	7.26
INFORMATION TECHNOLOGY
COMMUNICATIONS EQUIP
15,000.000	CISCO SYSTEMS INC.	*	268,950.00
100,000.000	LUCENT TECHNOLOGIES	*	325,000.00
8,000.000	QUALCOMM INC.		358,000.00
			951,950.00	9.31
COMPUTER HARDWARE
3,750.000	INTL. BUSINESS MACHINES CORP.		300,825.00
			300,825.00	2.94
COMPUTER STORAGE/PER
25,000.000	EMC CORP	*	323,500.00
			323,500.00	3.16
SEMICONDUCTORS
10,000.000	INTEL CORPORATION		246,500.00
			246,500.00	2.41
SYSTEMS: SOFTWARE
12,000.000	MICROSOFT		308,760.00
			308,760.00	3.02
MATERIALS
STEEL
7,100.000	US STEEL		300,685.00
			300,685.00	2.94
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
12,500.000	SBC COMMUNICATIONS		299,625.00
			299,625.00	2.93

TOTAL COMMON STOCK	(Cost: $8,883,182.24)		10,093,872.00	98.61

SHORT TERM INVESTMENTS
MONEY MARKET
SHORT-TERM
162,571.470	UMB MONEY MARKET FIDUCIARY		162,571.47
			162,571.47	1.59

Quantity or Principal	Description	Current $ Value **	% of Net Assets
TOTAL SHORT TERM INVESTMENTS	(Cost: $162,571.47)	162,571.47	1.59

TOTAL INVESTMENTS	(Cost: $9,045,753.71)	10,256,443.47	100.20

OTHER ASSETS LESS LIABILITIES		(20,903.71)	(0.20)

TOTAL NET ASSETS		10,235,539.76	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2005 (unaudited)

Pacific Advisors Small Cap Fund

Quantity or Principal	Description		Current $ Value **	% of Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY
APPAREL - RETAIL
44,000.000	ASHWORTH, INC.	*	300,520.00
			300,520.00	1.63
AUTO PARTS & EQUIP
20,000.000	KEYSTONE AUTOMOTIVE INDUSTRIES, INC.	*	576,200.00
			576,200.00	3.12
RESTAURANTS
22,000.000	DAVE AND BUSTERS INC	*	293,700.00
			293,700.00	1.59
SPECIALTY STORES
34,000.000	CONNS INC.	*	942,480.00
			942,480.00	5.11
ENERGY
OIL & GAS EQUIP/SERV
90,000.000	MITCHAM INDUSTRIES INC.	*	1,026,000.00
15,000.000	KIRBY CORP	*	741,450.00
			1,767,450.00	9.58
OIL & GAS EXPLR/PROD
26,000.000	CHESAPEAKE ENERGY CORP.		994,500.00
17,000.000	DENBURY RES. INC.	*	857,480.00
9,000.000	REMINGTON OIL & GAS CORP.	*	373,500.00
			2,225,480.00	12.06
FINANCIALS
DIVERSIFIED COML SRV
130,000.000	DARLING INTERNATIONA INC.	*	458,900.00
18,000.000	MOBILE MINI INC.	*	780,300.00
24,600.000	TEAM INC	*	553,500.00
			1,792,700.00	9.72
REGIONAL BANKS
12,000.000	EAST WEST BANCORP, INC.		408,480.00
22,000.000	NARA BANK NATIONAL ASSOC.		328,900.00
			737,380.00	3.99
SPECIALIZED FINANCE
45,000.000	EZCORP INC.	*	722,700.00
24,000.000	FIRST CASH FINANCIAL SERVICES, INC.	*	631,680.00
			1,354,380.00	7.34
HEALTH CARE
MANAGED HEALTH CARE
33,000.000	AMERICA SVC GROUP	*	547,470.00
115,000.000	UNITED AMERICAN HEALTH CARE	*	356,500.00
			903,970.00	4.90
INDUSTRIALS
AEROSPACE & DEFENSE
22,000.000	AVIALL INC.	*	743,160.00
			743,160.00	4.03
BUILDING PRODUCTS
26,000.000	ELKCORP		930,020.00
			930,020.00	5.05
CONSTRUCTION & MACH
36,000.000	TITAN INTERNATIONAL INC.		494,280.00
			494,280.00	2.68

Quantity or Principal	Description		Current $ Value **	% of Net Assets
ELECTRICAL COMPON/EQ
16,000.000	BELL MICROPRODUCTS INC.	*	160,480.00
22,000.000	ENCORE WIRE CORP	*	357,720.00
90,000.000	GRAFTECH INTL. LTD	*	488,700.00
			1,006,900.00	5.46
ENVIROMENTAL SERVICE
46,000.000	AMERICAN ECOLOGY CORPORATION		902,520.00
32,000.000	TETRA TECH INC	*	538,240.00
			1,440,760.00	7.81

Quantity or Principal	Description		Current $ Value **	% of Net Assets
RAILROADS & TRUCKING
33,000.000	FROZEN FOOD EXPRESSS INDUSTRIES INC.	*	346,170.00
62,000.000	RAILAMERICA INC.	*	737,800.00
30,000.000	SCS TRANSPORTATION	*	471,300.00
30,000.000	US XPRESS ENTERPRISE	*	349,800.00
			1,905,070.00	10.34
INFORMATION TECHNOLOGY
APPLICATION SOFTWARE
85,110.000	INTERVOICE INC	*	766,841.10
			766,841.10	4.16
SEMICONDUCTOR EQUIP
60,000.000	CAMTEK LTD.	*	179,400.00
			179,400.00	0.97
SYSTEMS: SOFTWARE
70,000.000	TYLER TECHNOLOGIES	*	579,600.00
			579,600.00	3.14
MATERIALS
STEEL
28,000.000	COMMERCIAL METALS CO		944,720.00
			944,720.00	5.13
TELECOMMUNICATION SERVICES
INTG TELECOMM SRVCS
40,000.000	TALK AMERICA HOLDING INC.	*	377,200.00
			377,200.00	2.04

TOTAL COMMON STOCK	(Cost: $11,779,549.38)		20,262,211.10	109.85

TOTAL INVESTMENTS	(Cost: $11,779,549.38)		20,262,211.10	109.85

OTHER ASSETS LESS LIABILITIES			(1,817,111.01)	(9.85)

TOTAL NET ASSETS			18,445,100.09	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Item 2.                                   Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                   Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ GEORGE A. HENNING
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ GEORGE A. HENNING
George A. Henning
Chief Executive Officer

Date:	November 28, 2005

By:	/s/ BARBARA A. KELLEY
Barbara A. Kelley
Chief Financial Officer

Date:	November 28, 2005